As filed with the U.S. Securities and Exchange Commission
on July 29, 1998                            Registration Nos.:   333-16033
                                                                    811-07921


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20546

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
     Pre-Effective Amendment No.   [   ]
     Post-Effective Amendment No.  [ 2 ]

          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
     Amendment No.            [ 4 ]


                               The Bjurman Funds
              (Exact name of Registrant as specified in Charter)

 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103
          (Address of Principal Executive Offices including zip code)

                                (310) 553-6577
             (Registrant's Telephone Number, including Area Code)

                        G. Andrew Bjurman, Co-President
                      O. Thomas Barry, III, Co-President
                               The Bjurman Funds
                  10100 Santa Monica Boulevard, Suite 1200
                      Los Angeles, California 90067-4103
                    (Name and Address of Agent for Service)

COPIES TO:
Julie Allecta, Esq.                        Carolyn F. Mead, Esq.
Paul, Hastings, Janofsky & Walker LLP      First Data Investor Services Group, Inc.
345 California Street                      3200 Horizon Drive, P.O. Box 61503
San Francisco, CA 94104-2635               King of Prussia, PA 19406-0903

It is proposed that this filing become effective:

[ X ]  On July   , 1998, pursuant to Paragraph (b) of Rule 485.

                               THE BJURMAN FUNDS
                             CROSS-REFERENCE SHEET
                          [as required by Rule 481a]


Form N-1A Item                          Caption in Prospectus

Part A  INFORMATION REQUIRED IN A PROSPECTUS

1.  Cover Page                       Cover Page of Prospectus

2.  Synopsis                         Prospectus Summary; Expense Summary

3.  Condensed Financial              Financial Highlights
    Information

4.  General Description of           Investment Objective; Investment
    Registrant                       Policies and Strategies; Investment
                                     Selection Process; Risk Factors;
                                     Prospectus Summary; General Information

5.  Management of the Fund           Prospectus Summary; Management of the Fund;
                                     Distribution Plan

5A. Management's Discussion
    of Fund Performance              *

6.  Capital Stock and Other          Prospectus Summary; General Information;
    Securities                       Dividends and Taxes; Net Asset Value

7.  Purchase of Securities           Prospectus Summary; How to Purchase Shares;
    Being Offered                    Shareholder Services

8.  Redemption or Repurchase         Prospectus Summary; How to Redeem Shares

9.  Pending Legal Proceedings        *

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page                       Cover Page of the Statement of
                                     Additional Information

11. Table of Contents                Table of Contents

12. General Information and          *
    History

13. Investment Objectives and        Investment Policies and Techniques;
    Policies                         Investment Restrictions; Portfolio
                                     Transactions and Brokerage Commissions

14. Management of the Fund           The Trust and the Fund; Investment
                                     Advisory and Other Services; Trustees
                                     and Officers

15. Control Persons and Principal    Principal Shareholders
    Holders of Securities

16. Investment Advisory              Investment Advisory and Other
    and Other Services               Services

17. Brokerage Allocation             Portfolio Transactions and
    and Other Practices              Brokerage Commissions

18. Capital Stock and                Other Information
    Other Securities

19. Purchase, Redemption and         Purchases; Redemptions
    Pricing of Securities
    Being Offered

20. Tax Status                       Taxes

21. Underwriters                     Underwriter

22. Calculation of Performance       Performance Information
    Data

23. Financial Statements             Incorporated by reference to the
                                     Annual Report (audited)
                                     dated March 31, 1998

Part C  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

*  Item is inapplicable at this time or answer is negative.

                         BJURMAN MICRO-CAP GROWTH FUND
                   10100 SANTA MONICA BOULEVARD, SUITE 1200
                      LOS ANGELES, CALIFORNIA 90067-4103

PROSPECTUS                                                    July  , 1998
-------------------------------------------------------------------------------

  Bjurman Micro-Cap Growth Fund (the "Fund") seeks capital appreciation through investments in the common stocks of smaller companies with market cap-italizations typically between $30 million and $300 million at the time of in-vestment. The Adviser's unique equity selection process seeks to identify un-dervalued companies. See the "Investment Process" section of this Prospectus.

  The Fund is a separate series of shares of The Bjurman Funds (the "Trust"), an open-end, management investment company commonly known as a mutual fund. George D. Bjurman & Associates (the "Adviser") serves as the investment ad-viser to the Fund.

  The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to provide investors with a complete investment program. Because the Fund invests in a limited number of smaller companies, the net as-set value or share price of the Fund may be more volatile than that of other common stock funds.

  This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Please read this Pro-spectus carefully and retain it for future reference. A Statement of Addi-tional Information dated July , 1998, provides a further discussion of cer-tain areas in this Prospectus which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. To receive a free copy call (800) 227-7264. The Statement of Additional Information, material incorporated by reference into this Pro-spectus and other information regarding the Fund are maintained electronically with the Securities and Exchange Commission at its Internet Web site (http://www.sec.gov).

  THESE SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS  THE
      SECURITIES  AND  EXCHANGE  COMMISSION   OR  ANY  STATE   SECURITIES
        COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS
          PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS   A
            CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Prospectus Summary.........................................................   3
Expense Summary............................................................   4
Financial Highlights.......................................................   5
Investment Objective.......................................................   5
Investment Policies and Strategies.........................................   5
Investment Selection Process...............................................   6
Risk Factors...............................................................   7
Management of the Fund.....................................................   8
The Distribution Plan......................................................  10
How to Purchase Shares.....................................................  10
How to Redeem Shares.......................................................  11
Shareholder Services.......................................................  13
Net Asset Value............................................................  14
Dividends and Taxes........................................................  14
Performance Information....................................................  15
General Information........................................................  16

 Underwriter:                                                       Adviser:


 FPS Broker Services, Inc.                    George D. Bjurman & Associates
 3200 Horizon Drive                             10100 Santa Monica Boulevard
 P.O. Box 61503                                                   Suite 1200
 King of Prussia, PA 19406-0903                   Los Angeles, CA 90067-4103
 (800) 227-7264                                               (310) 553-6577
 (610) 239-4700

  THIS PROSPECTUS IS NOT  AN OFFERING OF THE  SECURITIES HEREIN DESCRIBED IN
    ANY JURISDICTION OR TO ANY PERSON TO  WHOM IT IS UNLAWFUL FOR THE FUND
      TO MAKE  SUCH AN OFFER  OR SOLICITATION. NO  SALES REPRESENTATIVE,
        DEALER, OR OTHER PERSON IS  AUTHORIZED TO GIVE ANY INFORMATION
          OR MAKE  ANY REPRESENTATION OTHER THAN  THOSE CONTAINED IN
            THIS PROSPECTUS.

                              PROSPECTUS SUMMARY

  WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

  The Fund seeks to achieve capital appreciation through investments in common stocks of smaller companies with market capitalizations typically between $30 million and $300 million at the time of investment. There can be no assurance that the Fund will be able to achieve its investment objective. See "Invest-ment Objective."

  WHAT IS THE FUND'S STRATEGY?

  The Fund intends to invest, under normal market conditions, substantially all of its assets in the equity securities of U.S. companies whose total mar-ket capitalization at the time of purchase typically is between $30 million and $300 million and that, in the opinion of the Adviser, have superior earn-ings growth characteristics. See "Investment Objective."

  WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND?

  The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that will fluctuate in value, and therefore investors should expect the Fund's net asset value per share to fluctuate. Investing in the common stock of smaller compa-nies within the Fund's target market capitalization involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies are less liquid and may experience more market price volatility than the securities of larger compa-nies, and are typically subject to a greater degree of change in earnings and business prospects than larger, more established companies. The Fund is a di-versified mutual fund. However, because the Fund's portfolio may contain com-mon stock of a limited number of companies, the Fund may be more sensitive to changes in the market value of a single issue or industry in its portfolio and therefore may present a greater risk than is usually associated with a more widely diversified mutual fund. See "Investment Policies and Strategies" and "Risk Factors."

  WHO IS THE INVESTMENT ADVISER?

  George D. Bjurman & Associates serves as the investment adviser to the Fund. See "Expense Summary" and "Management of the Fund."

  WHO IS THE ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT?

  First Data Investor Services Group, Inc. serves as the administrator, trans-fer agent, and fund accounting agent for the Fund. See "Management of the Fund."

  WHO IS THE UNDERWRITER?

  FPS Broker Services, Inc. serves as the underwriter of the Fund's shares. See "Management of the Fund."

  IS THERE A SALES LOAD?

  Purchases of shares of the Fund are not subject to a sales charge, but are subject to annual 12b-1 Plan expenses. See "The Distribution Plan" and "How to Purchase Shares."

  IS THERE A MINIMUM INVESTMENT?

  The minimum initial investment is $5,000 ($2,000 for IRA and SEP accounts) and $500 for subsequent investments.

  HOW DO I PURCHASE SHARES?

  Contact your broker or First Data Investor Services Group, Inc. Shares of the Fund are offered at the net asset value per share and are subject to an-nual 12b-1 Plan expenses not to exceed 0.25%. See "How to Purchase Shares."

  HOW DO I SELL BACK MY SHARES?

  Shares of the Fund may be redeemed at the current net asset value per share determined after receipt by First Data Investor Services Group, Inc. of a re-demption request in proper form. Signature guarantees may be required for cer-tain redemption requests. See "How to Redeem Shares."

HOW ARE DISTRIBUTIONS PAID?

  Although the Fund seeks to achieve capital appreciation, some incidental in-vestment income may be generated in the form of dividends or interest. Sub-stantially all of the net investment income (exclusive of capital gains) of the Fund will be distributed in the form of annual dividends. If any capital gains are realized, substantially all of them will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares unless payment in cash is requested in writing. See "Dividends and Tax-es."

                                EXPENSE SUMMARY

Shareholder Transaction Expenses:

 Maximum sales charge imposed on purchases (as a percentage of offering price).................................................................. None
 Maximum sales charge imposed on reinvested dividends (as a percentage of offering price)......................................................... None
 Deferred sales charge (as a percentage of original purchase price)....... None
 Redemption fees (as a percentage of amount redeemed) (1)................. None

----------

(1) If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

Annual Fund Operating Expenses:
 (as a percentage of average net assets)

 Advisory Fees (after fee waivers)(2)...................................... 0.00%
 12b-1 Fees................................................................ 0.25%
 Other Expenses............................................................ 1.55%
                                                                            ----
  Total Fund Operating Expenses (after fee waivers)(2)..................... 1.80%
                                                                            ====

(2) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund necessary to limit the total operating expenses to 1.80% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimburse-ment at any time in the Adviser's sole discretion. Absent such waivers, advisory fees for the Fund would have been 1.00% and total operating ex-penses would have been 13.35% of the Fund's average daily net assets on an annualized basis. The Adviser has been engaged in the investment advisory business and providing investment advice to individuals, trusts and re-tirement plans since 1970.

EXAMPLE

  Based on the level of expenses listed above, a 5% annual return and redemp-tion at the end of each time period, the total expenses relating to an invest-ment of $1,000 would be as follows (as noted above, the Fund does not charge any redemption fees):

        1 YEAR               3 YEARS                         5 YEARS                         10 YEARS
        ------               -------                         -------                         --------
         $18                   $57                             $97                             $212

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The purpose of the Expense Summary and Example is to assist the investor in under-standing the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund" and "How to Purchase Shares."

  Long-term holders of the Fund may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD").

                           FINANCIAL HIGHLIGHTS

  The figures below have been audited by the Fund's independent auditors, Deloitte & Touche, LLP.

                                                             FOR THE YEAR ENDED
                                                               MARCH 31, 1998
                                                             ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 12.00(1)
                                                                  -------
  Income from investment operations:
    Net investment loss.....................................        (0.10)
    Net realized and unrealized gain on investments.........         8.52
                                                                  -------
      Total from investment operations......................         8.42
                                                                  -------
NET ASSET VALUE, END OF PERIOD..............................      $ 20.42
                                                                  =======
TOTAL RETURN................................................        70.17%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s).......................      $ 6,507
  Ratio of expenses to average net assets:
    Before expense reimbursement............................        13.35%
    After expense reimbursement.............................         1.80%
  Ratio of net investment income (loss) to average net as-
   sets:
    Before expense reimbursement............................       (12.96%)
    After expense reimbursement.............................        (1.41%)
  Portfolio turnover rate...................................       110.39%
  Average commission rate paid..............................      $0.0395

--------

(1) Commencement of operations was 3/31/97.

                             INVESTMENT OBJECTIVE

  The Fund seeks capital appreciation through investments in common stocks of companies with market capitalizations typically between $30 million and $300 million at the time of investment. The Adviser employs a growth-oriented ap-proach to equity investment management and seeks to outperform market averages over a complete market cycle by investing in companies that the Adviser be-lieves have above average earnings prospects.

  This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment policies and strategies described below are not fundamental and may be changed without shareholder approval. Additional investment poli-cies and the Fund's investment restrictions are described in the Fund's State-ment of Additional Information.

  The Adviser believes that a micro-cap fund is best managed when the fund size is limited; consequently, the Adviser currently intends to close the Fund to new investors when total assets reach $250 million. The Adviser, at its sole discretion, may reopen and close the Fund after total assets reach $250 million.

                      INVESTMENT POLICIES AND STRATEGIES

  The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capi-talization at the time of purchase typically is between $30 million and $300 million and which, in the opinion of the Adviser, have superior earnings growth characteristics.

  The Adviser may invest in or employ one or more of the following investment techniques:

  Equity Securities: Under normal market conditions, the Fund will invest at least 80%, of its total assets in equity securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants for the purchase of common stock, debt securities convertible into or ex-changeable for common or preferred stock and sponsored or unsponsored American Depository Receipts ("ADRs"). A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. ADRs are dollar-denominated securities which are listed and traded in the United States, but which represent the right to re-ceive securities of foreign issuers deposited in a domestic or correspondent bank.

  Liquidity Management: The Fund may also invest without limitation in short-term U.S. government obligations, money market instruments, and repurchase agreements, pending investment, to meet anticipated redemption requests, or as a temporary defense measure if the Adviser determines that market conditions warrant. The Fund may also purchase bank obligations such as certificates of deposit, bankers' acceptances, and interest-bearing savings and time deposits issued by U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations will have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs"). Unrated instruments purchased by the Fund will be of comparable quality as determined by the Adviser.

  Borrowing: The Fund may borrow as a temporary measure for extraordinary pur-poses or to facilitate redemptions. The Fund intends to limit such borrowings to no more than 5% of its net assets.


                       INVESTMENT SELECTION PROCESS

  The Adviser's unique equity selection process seeks to identify undervalued companies with superior earnings growth characteristics. The selection process starts by screening a universe of approximately 1,900 companies with market capitalizations typically ranging from $30 million up to $300 million ("Micro-Cap Companies"), using five models which emphasize both growth and value at-tributes. The screening factors include (1) earnings growth, (2) earnings strength, (3) earnings revision, (4) price/earnings to growth ratio and (5) price to cash flow. The next step involves a top-down economic analysis de-signed to identify what the Adviser believes are the 10 to 15 most promising industries over the next 12 to 18 months.

  Stocks are ranked according to the above five criteria to identify approxi-mately 100 to 190 Micro-Cap Companies offering the best growth prospects and selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical re-search. Generally, the Adviser attempts to identify profitable Micro-Cap Com-panies with capable management teams, above average reinvestment rates, strong industry positions, and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are generally limited to 5% and 15%, respectively.

  The Adviser may also buy initial public offerings of unseasoned issuers if the Adviser has determined that the company's quantitative analysis fits the above screening criteria. See "Risk Factors" for a discussion of unseasoned issuers.

  The Adviser's Investment Policy Committee reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any po-sition that has declined 15% from its cost or from its recent high is re-exam-ined as a potential sale candidate.

  Additionally, securities of Micro-Cap Companies which in the Adviser's opin-ion have moved into an overvalued range, or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evalu-ated for sale.

  The Adviser expects that the Fund's portfolio generally will be fully in-vested in common stocks of Micro-Cap Companies at all times, with only minimal holdings in short-term investments.

                                 RISK FACTORS

GENERAL

  Every investment carries some market risk. In addition to the risks de-scribed below, an investment in the Fund is subject to the inherent risk that the market prices of the Fund's investments will not correlate to the Advis-er's estimation of fundamental security values or market trends. Accordingly, the value of an investment in the Fund will fluctuate over time. An investment in the Fund should be part of an overall investment strategy. Before invest-ing, please consider the following special risks in determining the appropri-ateness of an investment in the Fund. No assurance can be given as to the suc-cess of the Adviser's investment strategy.

MICRO-CAP COMPANIES

  The Fund invests in Micro-Cap Companies, which are typically relatively new or unseasoned companies in their early stages of development, or smaller com-panies positioned in new or emerging industries where the Adviser believes that the opportunity for rapid growth is above average. It should be noted, however, that Micro-Cap Companies may not be well-known to the investing pub-lic, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. Micro-Cap Companies may present greater opportunities for capital appreciation but also may involve greater risk than larger, mature issuers. Since Micro Cap Companies are generally not as well-known to investors and have less investor following than larger compa-nies, they may provide opportunities for greater gains as a result of ineffi-ciencies in the marketplace. Micro-Cap Companies may have relatively small revenues and limited product lines, markets, or financial resources, and their securities may trade less frequently and in more limited volume, than those of larger, more mature companies. Therefore, purchases and sales of such securi-ties may have a greater impact on their market prices than is generally the case with the securities of larger companies. In addition, the securities of Micro-Cap Companies are frequently traded over-the-counter or on a regional exchange, and the frequency and volume of their trading is generally substan-tially less than is typical of larger companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Micro-Cap Companies may lack depth of management and may be unable to internally gener-ate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, Micro-Cap Companies may be developing or marketing new products or services for which markets are not yet established and may never become established. As a result, the prices of their securities may fluctuate more than those of larger is-suers. Micro-Cap Companies' stocks may exhibit volatile characteristics and may decline in price as large company stocks rise, or rise in price as large company stocks decline. An investment in shares of the Fund may be more vola-tile than the shares of a fund that invests in larger capitalization stocks. By maintaining a diversified portfolio, the Adviser will attempt to reduce this volatility. The Fund is, however, designed for long-term investors who seek capital appreciation and are comfortable with the risks described here.

  Foreign Securities: As noted in the "Investment Policies and Strategies" section of this Prospectus, the Fund may invest in securities of foreign is-suers through sponsored and unsponsored ADRs. ADRs are receipts which evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

  Investments in foreign securities involve special risks, costs and opportu-nities which are in addition to those inherent in domestic investments. Polit-ical, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such com-panies. Moreover, foreign companies are not subject to uniform accounting, au-diting and financial reporting standards and requirements comparable to those applicable to U.S. companies. Currency fluctuations may affect the net asset value of the Fund by affecting the performance of the ADRs' underlying invest-ments in foreign issuers. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the ex-tent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, the value of ADRs acquired by the Fund may be subject to greater fluctuation than the value of securities of domestic companies.

  Diversification: Diversifying a mutual fund's portfolio can reduce the in-herent risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified mutual funds may be more sensitive to changes in the market value of a single issuer or industry. The Fund may pres-ent greater risk than is usually associated with widely diversified mutual funds because it typically invests in the securities of as few as 50-60 is-suers. Therefore, the Fund may not be appropriate as your sole investment.

  The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such an investment, nor should investment in the Fund be considered a balanced or complete investment program. The Fund cannot guarantee it will achieve its objective.

                            MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES

  The Trust has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees review, among other things, the various services provided by the Ad-viser to ensure that the Fund's general investment policies and programs are followed and that administrative services are provided to the Fund in a satis-factory manner. Information pertaining to the Trustees and executive officers is set forth in the Statement of Additional Information.

THE INVESTMENT ADVISER

  George D. Bjurman & Associates serves as the Fund's investment adviser and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended (the "Adviser's Act"). The Adviser has been engaged in the investment management business since 1970, and provides investment advisory services to individuals and institutional clients. In addition, the Adviser has acted as sub-adviser to two mutual funds: Voyageur Aggressive Growth Stock Fund from May 1994 until April 1995 and Mitchell Hutchins/KP Small Cap Equity Fund from November 1994 until April 1996. As of June 30, 1998, the Adviser managed approximately $1.5 billion in assets. The principal business address of the Adviser is 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, Cali-fornia 90067-4103.

  The Adviser makes the investment decisions concerning the assets of the Fund and reviews, supervises and administers the Fund's investments, subject to the supervision of, and policies established by, the Trustees of the Fund.

  For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the Fund. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or ter-mination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increas-ing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. Currently, the Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund, to the extent necessary in order to limit net operating expenses (including the in-vestment advisory fee) to an annual rate of not more than 1.80% of the Fund's average daily net assets. The Adviser reserves the right to terminate its vol-untary fee waiver and reimbursement at any time in its sole discretion. Any reductions in its fee that are made by the Adviser are subject to reimburse-ment by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable ex-pense limitations. Any potential management fee reimbursement will be dis-closed in the footnotes to the Fund's financial statements. The Adviser gener-ally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. At such time as it ap-pears probable that the Fund is able to effect such reimbursement, and such reimbursement is requested by the Adviser and approved by the Board of Trust-ees, the amount of reimbursement that the Fund is able to effect will be ac-crued as an expense of the Fund for that current period.

PORTFOLIO MANAGEMENT

  Investment decisions for the Fund are made by the Investment Policy Commit-tee of the Adviser. Management of the Fund is done on a team basis, with O. Thomas Barry, III, CFA, CIC, as the lead manager. Mr. Barry, Chief Investment

Officer and Senior Executive Vice President of the Adviser, joined the firm in 1978 after serving as Senior Investment Officer at Security Pacific National Bank. He holds a BA in Economics and an MBA in Corporate Finance and Account-ing and has over 26 years of investment experience.

THE UNDERWRITER

  FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as statutory underwriter pursuant to an Underwriting Agreement. FPSB serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and to as-sist in the sale of shares.

THE ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

  First Data Investor Services Group, Inc. ("Investor Services Group") serves as administrator pursuant to an Administration Agreement. Under this Agree-ment, Investor Services Group provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, per-sonnel and facilities. Investor Services Group is a wholly-owned subsidiary of First Data Corporation, which has its principal business address at 4400 Com-puter Drive, Westboro, Massachusetts 01581.

  Under the Administration Agreement, Investor Services Group receives a fee at the annual rate of .0015 on the first $50 million of the average net assets of the Trust; .0010 on the next $50 million of the average net assets of the Trust; and .0005 of the average net assets of the Trust over $100 million. There is a minimum fee of $55,000 per year for the initial series/class of shares issued by the Fund and $12,000 for each additional separate series or class of shares.

  In addition, Investor Services Group serves as the Fund's transfer agent (the "Transfer Agent"). As Transfer Agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and disbursing agent and performs other shareholder service functions.

  Investor Services Group also serves as fund accountant and performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

THE CUSTODIAN

  The Bank of New York, 48 Wall Street, New York, New York, 10286, serves as custodian for the safekeeping of securities, cash and other assets of the Fund.



BROKERAGE

  The Adviser will use its best efforts to obtain the best available price and most favorable execution with respect to all transactions of the Fund. Most transactions will be effected on a net cost basis through brokers who make markets in the stock being purchased or sold. To the extent the Adviser se-lects a broker on an agency commission basis, the Adviser generally will seek best price and execution. Subject to policies established by the Board of Trustees, however, the Adviser may cause the Fund to pay a broker-dealer a commission in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers, consideration will be given to the broker-dealer's responsiveness to transaction requests, execution capability, settlement and clearance capability, its financial con-dition, and its research capabilities. All commissions paid are reviewed quar-terly by the Board of Trustees of the Trust.

  The Fund may invest in securities that are traded exclusively in the over-the-counter market. The Adviser will seek to execute such transactions through brokers or dealers that, in the Adviser's opinion, will provide the best over-all price and execution to the Fund.

PORTFOLIO TURNOVER

  Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Portfolio turnover gen-erally involves some expense to the Fund and a portfolio turnover in excess of 100% is generally considered high and increases the Fund's transaction costs, including brokerage commissions. In addition, high portfolio turnover may re-sult in increased short-term capital gains, which, when distributed to share-holders are treated as ordinary income. See "Brokerage" and "Taxes." For the fiscal year ended March 31, 1998, the portfolio turnover for the Fund was 110.39%. This turnover rate may be exceeded in the Adviser's discretion.

                             THE DISTRIBUTION PLAN

  The Board of Trustees of the Fund has adopted a Distribution Plan (the "Plan") for the shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). As provided in the Plan, the Fund will reimburse FPSB for expenses incurred in distributing and promoting sales of the Fund at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets. From this amount, the Underwriter may make payments to fi-nancial institutions and intermediaries such as banks, savings and loan asso-ciations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of shares of the Fund or provide services to the shareholders of the Fund pursuant to service agreements with the Fund.

  The fees paid to FPSB under the Plan are subject to the review and approval by the Trust's independent Trustees who may reduce the fees or terminate the Plan at any time.

                            HOW TO PURCHASE SHARES

GENERAL

  The Fund offers its shares to the general public on a continuous basis, sub-ject to annual distribution expenses pursuant to Rule 12b-1. See "The Distri-bution Plan".

  Shares of the Fund are offered only to residents of states in which the shares are registered or qualified for sale.

  Purchase orders for shares of the Fund that are received by Investor Serv-ices Group in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for Fund shares received after 4:00 p.m. Eastern time will be purchased at the net asset value determined on the following business day.

  The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirements for any investor.

PURCHASES BY MAIL

  Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to Investor Services Group to-gether with a check payable to "Bjurman Micro-Cap Growth Fund." The check or money order and application should be mailed to First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903. If this is an initial purchase, please send a minimum of $5,000 ($2,000 for IRA and SEP accounts).

  Subsequent Fund investments, which have a $500 minimum, in an existing ac-count may be made at any time by sending a check payable to "Bjurman Micro-Cap Growth Fund", c/o First Data Investor Services Group, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Please enclose the bottom portion of your account statement, and indicate the amount of the investment. The Fund will not accept a check which has been endorsed by a third party.

PURCHASES BY WIRE TRANSFER

  An investor may make purchases by wire, but, before making an initial in-vestment by wire, an investor must first telephone Investor Services Group at
(800) 227-7264 or (610) 239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an ac-count application should be promptly forwarded to: First Data Investor Serv-ices Group, Inc., 3200 Horizon Drive, P.O. 61503, King of Prussia, Pennsylva-nia 19406-0903. Shareholders that have an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

                          United Missouri Bank KC NA
                               ABA #10-10-00695

              For: First Data Investor Services Group, Inc.
                               A/C 98-7037-071-9
                      FBO "Bjurman Micro-Cap Growth Fund"
                      Shareholder Name and Account Number

  Additional investments may be made at any time, subject to the $500 minimum, through the wire procedures described above, which must include a sharehold-er's name and account number. The shareholder's bank may impose a fee for in-vestments by wire. The Fund will not be responsible for the consequences of any delays, including delays in the banking or Federal Reserve wire systems.

PURCHASES THROUGH BROKER-DEALERS

  The Fund may accept telephone orders only from brokers, financial institu-tions or service organizations which have been previously approved by the Fund. It is the responsibility of these brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Such brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for their respective services at the time of purchase. In addi-tion, the Fund or the Adviser may pay a service or distribution fee to such financial intermediaries.

  Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by Investor Services Group before 5:00 p.m. Eastern time on the same day, are confirmed at that day's net asset value. Dealers may place orders with the Fund's distributor by calling (800)227-7264. Orders re-ceived by dealers after 4:00 p.m. Eastern time are confirmed at the net asset value on the following business day. It is the dealer's obligation to place the order with Investor Services Group before 5:00 p.m. Eastern time.

PURCHASES WITH SECURITIES

  Shares may be purchased by tendering payment in-kind in the form of market-able securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment objective and is otherwise acceptable to the Adviser.

SUBSEQUENT INVESTMENTS

  As noted above, once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $500 for all accounts. When making additional investments by mail, please return the bottom portion of a previous confirma-tion with your investment in the envelope that is provided with each confirma-tion statement. Your check should be made payable to "Bjurman Micro-Cap Growth Fund" and mailed to First Data Investor Services Group, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Orders to purchase shares are effective on the day Investor Services Group receives your check or money order.

  All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check or money order cleared, which may take up to 15 calendar days after the purchase date. The Fund will only accept a check where the Fund is the payee. The Fund and Investor Services Group each reserve the right to reject any pur-chase order in whole or in part.

                             HOW TO REDEEM SHARES

  Shareholders may redeem their shares of the Fund without any redemption charge on any business day that the NYSE is open for business. Redemptions will be effected at the current net asset value per share next determined af-ter the receipt by Investor Services Group of a redemption request meeting the requirements described below.

REDEMPTION BY MAIL

  Shareholders may redeem their shares by submitting a written request for re-demption to First Data Investor Services Group, Inc., 3200 Horizon Drive, Box 61503, King of Prussia, Pennsylvania 19406-0903.

  A written redemption request to Investor Services Group must be in good or-der, which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares (or dollar amount) to be re-deemed and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, Investor Services Group re-quires a signature guarantee for the signature of each person in whose name an account is registered for any redemption requests exceeding $10,000 or where proceeds are to be mailed to an address other than the address of record. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency or savings and loan association. A credit union must be authorized to issue signature guarantees. Notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. Investor Services Group may require additional supporting documents for redemptions made by corpora-tions, executors, administrators, trustees or guardians and retirement plans.

REDEMPTION BY TELEPHONE

  Shareholders who have so indicated on the application, or have subsequently arranged in writing with Investor Services Group to do so, may redeem shares by calling Investor Services Group at (800) 227-7264 or (610) 239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the Transfer Agent at the address listed above, under the cap-tion "Redemption By Mail."

  The Fund reserves the right to refuse a wire or telephone redemption if the Fund believes it is advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

  During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

GENERAL REDEMPTION INFORMATION

  A redemption request will not be deemed to be properly received until In-vestor Services Group receives all required documents in proper form. If you have any questions with respect to the proper form for redemption requests you should contact Investor Services Group at (800) 227-7264 or (610) 239-4600.

  Redemptions will be processed only on a day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by Investor Services Group of a re-demption request meeting the requirements described above. The Fund may, how-ever, delay mailing the proceeds of a redemption until it is reasonably satis-fied that the check used to pay for the shares has cleared, which may take up to 15 days after the purchase date. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account ap-plication. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addi-tion, there may be fees for redemptions made through brokers, financial insti-tutions, service organizations, banks and bank trust departments.

  Except as noted below, redemption requests received in proper form by In-vestor Services Group prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are ef-fective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. If a shareholder's tax identification has not yet been certified at the time a redemption request is received by the Trans-fer Agent, the redemption may be processed subject to a backup withholding tax.

  The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the Fund selling assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

  Pursuant to the Fund's Trust Instrument, however, payment for shares re-deemed may also be made in-kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Any port-folio securities distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional ex-penses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

  The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is re-stricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission (the "SEC") has, by or-der, permitted such suspension; (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

  Shares of the Fund may be redeemed through certain brokers, financial insti-tutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services. Such addi-tional transaction fees would not otherwise be charged if the shares were re-deemed directly from the Fund.

TELEPHONE TRANSACTIONS

  Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service con-tractors will be liable for any loss or expense in acting upon telephone in-structions that are reasonably believed to be genuine. In this regard, the Fund and its Transfer Agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unautho-rized instructions. The Fund reserves the right to refuse a telephone redemp-tion if it is believed advisable to do so. Written confirmation will be pro-vided for all redemption transactions initiated by telephone. Proceeds from a telephone redemption shall only be sent to the shareholder's address of record or wired to the shareholder's bank account.

  No purchases of shares may be made by telephone unless made by a licensed investment professional with whom an agreement has been signed by the Under-writer.

MINIMUM BALANCES

  Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account at their then-current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $1,000 as a result of redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.

                             SHAREHOLDER SERVICES

  The following special services are available to shareholders of the Fund. There are no charges for the services noted below and a shareholder may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

  Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An in-vestor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum of $5,000 ($2,000 for IRA and SEP accounts) and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $500.

RETIREMENT PLANS

  The Fund is available for investment by pension and profit sharing plans in-cluding Individual Retirement Accounts, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of these retirement plans, please call Investors Services Group at (800) 227-7264 or (610) 239-4700.

INTEGRATED VOICE RESPONSE SYSTEM

  Shareholders of the Fund may obtain toll-free access to account information and certain transaction history, by calling (800) 227-7264 within the United States. The Fund's Integrated Voice Response System provides the Fund's share price and price changes; account balances; and account history (i.e. last transaction, latest dividend distribution, redemptions by check during the last three months).

                                NET ASSET VALUE

  The net asset value per share is computed once daily as of the close of reg-ular trading on the NYSE, currently 4:00 p.m. Eastern time.

  The net asset value per share is computed by adding the value of all securi-ties and other assets in the portfolio, deducting any liabilities, and divid-ing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Market quotations are generally the last reported sales price on the principal exchange on which the security trades, or if no sale price is reported, the mean of the latest bid and asked price is used. Securi-ties traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under proce-dures established by, and under the supervision of, the Board of Trustees.

  Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by in-vestment dealers in accordance with procedures established by the Board of Trustees.

  Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. In the event the amortized cost valuation deviates from market quotations in excess of 1/4 of 1%, the Adviser will immediately inform the chairman of the Trust's Audit Committee. In the event that the deviation is greater than 1/2 of 1%, the Adviser will immedi-ately report to the Board of Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

                              DIVIDENDS AND TAXES

DIVIDENDS

  It is the Fund's intention to distribute its net investment income each De-cember. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless losses carried forward from prior years are used to off-set them, in which case no such gain will be distributed. Such income divi-dends and capital gain distributions are reinvested automatically in addi-tional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by writing to the Fund prior to a dividend record date.

  Any check tendered in payment of dividends or other distributions which can-not be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Divi-dends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that dividend and dis-tributions on shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such divi-dends and distributions are subject to taxes.

TAXES

  The Fund has qualified and intends to continue to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund must meet certain tests regarding the nature if its investments and the types of its income, including among other things, limiting its investments so that, at the close of each quarter of its taxable year, (i) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer and (ii) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer. The Fund also intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax based on net income.

  An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. Taxes on distributions to a qualified retirement account are generally de-ferred until distributions are made from the retirement account.

  For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of dis-tributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

  Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

  A Shareholder may be subject to a 31 percent back-up withholding on report-able dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, if the Internal Revenue Service notifies the Fund to implement back-up withholding for the shareholder, or if to the Fund's knowledge, an incorrect number has been fur-nished. An individual's taxpayer identification number is his or her Social Security Number.

  Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states.

  Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particu-lar types of distributions. Paul, Hastings, Janofsky & Walker LLP, legal coun-sel to the Fund, has expressed no opinion in respect thereof.

                            PERFORMANCE INFORMATION

  Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance informa-tion may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvest-ed. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return re-flects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

                              GENERAL INFORMATION

THE TRUST

  The Trust is a diversified open-end management investment company organized as a business trust under the laws of the State of Delaware pursuant to a Trust Instrument dated September 26, 1996, as amended February 11, 1997. The Trust is organized to offer separate series of shares and is currently offer-ing a single series of shares called Bjurman Micro-Cap Growth Fund. Each share of the Fund represents an undivided proportionate interest in the Fund.

TRUSTEES AND OFFICERS OF THE FUND

  The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Ad-viser serve without compensation from the Fund.

DESCRIPTION OF SHARES

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to sub-scribe to any additional shares. The Fund may add additional classes of shares without shareholder approval. The validity of shares of beneficial interest offered by this prospectus will be passed on by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104-2635. All accounts will be maintained in book entry form and no share certificates will be issued.

VOTING RIGHTS

  A shareholder is entitled to one vote for each full share held (and a frac-tional vote for each fractional share held). All shares of the Fund partici-pate equally in regard to dividends, distributions, and liquidations with re-spect to the Fund. Shareholders do not have preemptive, conversion or cumula-tive voting rights.

  For purposes of the 1940 Act, a control person possesses the ability to con-trol the outcome of matters submitted for shareholder vote. As of July 1, 1998, Charles Schwab & Co., Inc. was a control person of the Fund by nature of its shareholdings.

SHAREHOLDER MEETINGS

  The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communi-cate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

SHAREHOLDER REPORTS AND INQUIRIES

  The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Bjurman Micro-Cap Growth Fund c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903 or by calling (800) 227-7264 or (610) 239-4600. Purchase and redemption transactions should be made through Investor Services Group by calling (800) 227-7264 or (610) 239-4600.

LOGO
            BJURMAN MICRO-CAP
            GROWTH FUND
                     AUTOMATIC INVESTMENT PLAN APPLICATION
-------------------------------------------------------------------------------

                               HOW DOES IT WORK?

1. First Data Investor Services Group, Inc., through our bank, United Missouri Bank KC NA, draws an automatic clearing house (ACH) debit electronically against your personal checking account each month, according to your in-structions.

2. After opening account, choose any amount of $500 or more that you would like to invest regularly and your debit for this amount will be processed by First Data Investor Services Group, Inc. as if you had written a check yourself.
3. Shares will be purchased and a confirmation sent to you.

                              HOW DO I SET IT UP?

1. Complete the forms and the Fund Application Form if you do not already have an existing account.

2. Mark one of your personal checks VOID, attach it to the forms below and mail to First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903.
3. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have ACH debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your branch manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.
4. Please allow one month for processing of your Automatic Investment Plan be-fore the first debit occurs.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - -

                                 AUTHORIZATION

TO:First Data Investor Services Group, Inc.
   P.O. Box 61503
   King of Prussia, PA 19406-0903
Please start an Automatic Investment Plan for me and on the [_] 10th [_] 15th invest ______________________________________________ [_] 20th of each month,
                                     ($500 or more)   in shares of "Bjurman
                                                      Micro-Cap Growth Fund"
Check one:
[_] I am in the process of establishing an account.
or
[_] My account number is: _____________________________________________________
_______________________________________________________________________________
Name as account is registered
_______________________________________________________________________________
Street
_______________________________________________________________________________
City                              State                              Zip +
                                                                     ext.

I understand that my ACH debit will be dated on the day of each month as indi-cated above or as specified by written request. I agree that if such debit is not honored upon presentation, First Data Investor Services Group, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be cancelled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is cancelled than when the purchase was made, First Data Investor Services Group, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by First Data Investor Services Group, Inc. which is received not later than 5 business days prior to the above designed investment date.
     Signature(s):________________________________________________
     _____________________________________________________________

                     AUTOMATIC INVESTMENT PLAN APPLICATION
-------------------------------------------------------------------------------

                        BANK REQUEST AND AUTHORIZATION

TO: _____________________________________     _________________________________
  Name of Your Bank                           Bank Checking Account Number
  ____________________________________________________________________________
  Address of Bank or Branch Where Account is Maintained

  ABA Number (9 digits) ______________________________________________________

  Bank Account owner _________________________________________________________

  Bank Account Joint owner ___________________________________________________

As a convenience to me, please honor ACH debits on my account drawn by First Data Investor Services Group, Inc., United Missouri Bank KC NA and payable to "Bjurman Micro-Cap Growth Fund."

I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it, and until you actually receive such notice, I agree that you shall be fully protected in honoring such debit.

I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.

DEPOSITOR'S ___________________________________________________________________
          Signature of Bank Depositor(s) as shown on bank records.

NOTE: Your bank must be able to accept ACH transactions and/or be a member of an ACH association in order for you to use this service.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - -

                           INDEMNIFICATION AGREEMENT

TO: The bank named above

So that you may comply with your Depositor's request and authorization, "Bjurman Micro-Cap Growth Fund" agrees as follows:

1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment by you of a debit drawn by First Data Investor Services Group, Inc. to the order of "Bjurman Micro-Cap Growth Fund" designated on the account of your depositor(s) executing the authorization including any costs or expenses reasonably incurred in con-nection with such loss. "Biurman Micro-Cap Growth Fund" will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.

2. To refund to you any amount erroneously paid by you to First Data Investor Services Group, Inc. on any such debit if claim for the amount of such er-roneous payment is made by you within 3 months of the date of such debit on which erroneous payment was made.

LOGO
            BJURMAN MICRO-CAP
            GROWTH FUND

                           ACCOUNT APPLICATION FORM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
A. INITIAL INVESTMENT
   INDICATE AMOUNT OF INVESTMENT:

 The minimum initial investment is $5,000 ($2,000 for IRA and SEP accounts) and subsequent purchases must be at least $500.

 Amount of investment:        [_] Enclosed is my check (payable to Bjurman Mi-
 $ ____________________       cro-Cap Growth Fund
                              [_] Bank wire sent (Instructions to be provided
                              upon establishment of account)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
B. REGISTRATION (Please print)
   (Complete one)

[_]INDIVIDUAL (USE LINE 1) [_] JOINT ACCOUNT (USE LINES 1 & 2)
[_]GIFT/TRANSFER TO MINOR (USE LINES 3, 4, & 5) [_] CORPORATION, PARTNERSHIPS, TRUSTS AND OTHER (USE LINES 6 & 7)
 -----------------------------------------------------------------------------
 1. Individual     First Name Initial Last Name
                   ------------------------------------------------------------
                   Social Security number U.S. Citizen? [_] Yes [_] No
 -----------------------------------------------------------------------------
 2. Joint Tenant   First Name Initial Last Name
                   ------------------------------------------------------------
                   Social Security number U.S. Citizen  [_] Yes [_] No
                                          Country of Citizenship ______________
                   ------------------------------------------------------------
                   Check one: [_] Joint Tenancy (Right of Survivorship) [_]
                   Tenants in Common
 -----------------------------------------------------------------------------
 3. Union Gift/    Custodian's name
 Transfer to Minor                                     is the custodian for
                   ------------------------------------------------------------
 4. Minor's Name   Minor's name
                                                       under the
                   ------------------------------------------------------------
 5. State          Name of State
                                                    Union Gift/Transfer to Mi-
                                                    nor Act
                   ------------------------------------------------------------
                   Minor's Social Security number
 -----------------------------------------------------------------------------
 6. Corporations, Corporation or Entity namePlease attach a copy of a Corpo-Partnerships, rate Resolution
    Trusts,
    and Others     ------------------------------------------------------------
                   Tax ID number
                   ------------------------------------------------------------
 7. Type of Registration [_] Corporation [_] Partnership[_] Other sponsored
                         IRA and Retirement Plans [_] Other
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
C.MAILING ADDRESS  Street or P.O. Box City State Zip Code
                   ------------------------------------------------------------
                   Home Telephone Country of residence Daytime Telephone
 -----------------------------------------------------------------------------
 Duplicate         Street or P.O. Box City State Zip Code
 Confirmation
 Statement sent    ------------------------------------------------------------
 to:               Home TelephoneDaytime Telephone
                   ------------------------------------------------------------
[_] Please check here if this is a modification to an existing account. Exist-ing account number: ___________________________________________________________
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

D.DIVIDEND OPTIONS
Check one only: if none are checked all dividend income and capital gains, if any, will be reinvested.
[_] All dividend income and capital gains reinvested.
[_] All dividend income and capital gains paid by check.
[_] Dividend income paid by check and capital gains reinvested.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
E.TELEPHONE PRIVILEGE
Proceeds of telephone redemption requests are paid by check and mailed to the address of record or wired to your bank account.

I (we) authorize First Data Investor Services Group, Inc. to act upon instruc-tions received by telephone from me (us) to redeem shares. Neither the Fund nor First Data Investor Services Group, Inc. will be liable for properly act-ing upon telephone instructions believed to be genuine. Please attach a voided personal check and complete below.

                   Bank Name                    Branch Office (if applicable)
                   ------------------------------------------------------------
                   Bank Address         City          State         Zip Code
                   ------------------------------------------------------------
                   Bank Wire Routing Number               Bank Account Number
                   ------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F.CUSTOMER AGREEMENT

1. I (We) have full right, power, authority and legal capacity, and am (are) of legal age in my (our) state of residence to purchase shares of the Fund. I
(We) affirm that I (we) have received and read the current prospectus of the Fund and agree to its terms. I (We) understand the investment objectives and program, and have determined that the Fund is a suitable investment, based upon my (our) investment needs and financial situation. I (We) agree that First Data Investor Services Group, Inc. or any of their affiliate officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.

2. I (We) understand and acknowledge that a return on the selected fund(s) is not guaranteed.

3. This Agreement shall be governed by the laws of the Commonwealth of Massa-chusetts.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
G.SIGNATURES
TAXPAYER IDENTIFICATION NUMBER CERTIFICATION. UNDER THE PENALTIES OF PERJURY,
I (WE) CERTIFY THE FOLLOWING:

1. I (WE) CERTIFY THAT THE NUMBER SHOWN ON THIS FORM IS MY (OUR) CORRECT TAX IDENTIFICATION NUMBER.

2. ( WE) ARE NOT (ARE NOT) SUBJECT TO BACK-UP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE SERVICE HAS NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO BACK-UP WITH-HOLDING.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS
OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACK-UP WITH-HOLDING.
--------------------------------------------          -------------------------
                 SIGNATURE                                      DATE
-------------------------------------------------------------------------------
AND BACK-UPINDIVIDUAL (OR CUSTODIAN)DATEJOINT REGISTRATION, IF ANY
WITHHOLDING
            -------------------------------------------------------------------
            CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.DATETITLE
            -------------------------------------------------------------------

[_] CHECK BOX IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACK-UP WITHHOLDING.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mail completed application forms to:

     BJURMAN MICRO-CAP GROWTH FUND
     3200 HORIZON DRIVE, PO BOX 6L503
     KING OF PRUSSIA, PA 19406-0903

     For assistance call: (800) 227-7264 For non U.S. investors call: (610) 239-4600

                                      LOGO

                                               PROSPECTUS
INVESTMENT ADVISER
 George D. Bjurman & Associates
 10100 Santa Monica Boulevard, Suite 1200
 Los Angeles, California 90067-4103
 (310) 553-6577

UNDERWRITER
 FPS Broker Services, Inc.
 3200 Horizon Drive, P.O. Box 61503
 King of Prussia, Pennsylvania 19406-0903
 (800) 227-7264
 (610) 239-4700

SHAREHOLDER SERVICES

 First Data Investor Services Group, Inc.
 3200 Horizon Drive, P.O. Box 61503
 King of Prussia, Pennsylvania 19406-0903
 (800) 227-7264
 (610) 239-4600

CUSTODIAN
 The Bank of New York
 48 Wall Street
 New York, New York 10286

LEGAL COUNSEL

 Paul, Hastings, Janofsky & Walker LLP

 345 California Street

 San Francisco, California 94104-2635

AUDITORS
 Deloitte & Touche, LLP
 1000 Wilshire Boulevard
 Los Angeles, California 90017-2472

For Additional Information about Bjurman Micro-Cap Growth Fund call:

                                 (800) 227-7264
                                 (610) 239-4600

or visit The Bjurman Funds' Web Site on the Internet at:

                           www.bjurmanfunds.com


                                      LOGO

                         Bjurman Micro-Cap Growth Fund

                                  JULY  ,
                                  ----------

                                   1998

    Visit The Bjurman Funds' Internet Web Site at: www.bjurmanfunds.com

                               The Bjurman Funds


                      STATEMENT OF ADDITIONAL INFORMATION

                                July   , 1998



This Statement of Additional Information dated July , 1998, is not a prospectus but should be read in conjunction with the separate Prospectus describing shares of the Bjurman Micro-Cap Growth Fund (the "Fund") dated July , 1998. The Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund . A copy of the Prospectus may be obtained without charge from FPS Broker Services, Inc. (the "Underwriter") or George D. Bjurman & Associates (the "Adviser") at the address and telephone numbers below.



Underwriter:                               Adviser:
FPS Broker Services, Inc.                  George D. Bjurman & Associates
3200 Horizon Drive                         10100 Santa Monica Boulevard
P.O. Box 61503                             Suite 1200
King of Prussia, PA 19406-0903             Los Angeles, CA 90067-4103
(610) 239-4700                             (310) 553-6577
(800) 227-7264


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL
INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE
BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE
TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH
OFFERING MAY NOT LAWFULLY BE MADE.

                     TABLE OF CONTENTS

                                                    Page



The Trust and the Fund . . . . . . . . . . . . . . . . . .

Investment Policies and Techniques
   Bankers' Acceptances. . . . . . . . . . . . . . . . . .
   Certificates of Deposits. . . . . . . . . . . . . . . .
   Common Stock. . . . . . . . . . . . . . . . . . . . . .
   Preferred Stock . . . . . . . . . . . . . . . . . . . .
   Time Deposits . . . . . . . . . . . . . . . . . . . . .
   Loans of Portfolio Securities . . . . . . . . . . . . .
   Illiquid Securities . . . . . . . . . . . . . . . . . .
   Repurchase Agreements . . . . . . . . . . . . . . . . .
   Rule 144A Securities. . . . . . . . . . . . . . . . . .
   Futures . . . . . . . . . . . . . . . . . . . . . . . .
   Other Investments . . . . . . . . . . . . . . . . . . .

Investment Restrictions. . . . . . . . . . . . . . . . . .

Investment Advisory and Other Services
   Investment Adviser .. . . . . . . . . . . . . . . . . .
   Investment Advisory Agreement . . . . . . . . . . . . .
   Administrator . . . . . . . . . . . . . . . . . . . . .
   Underwriter . . . . . . . . . . . . . . . . . . . . . .

Trustees and Officers. . . . . . . . . . . . . . . . . . .

Principal Shareholders . . . . . . . . . . . . . . . . . .

Net Asset Value. . . . . . . . . . . . . . . . . . . . . .

Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . .

Portfolio Transactions and Brokerage Commissions . . . . .

Performance Information
   In General. . . . . . . . . . . . . . . . . . . . . . .
   Total Return Calculation. . . . . . . . . . . . . . . .
   Performance and Advertisements  . . . . . . . . . . . .

Other Information
   Limitations on Trustees' Liability. . . . . . . . . . .
   Independent Accountants . . . . . . . . . . . . . . . .
   Reports to Shareholders . . . . . . . . . . . . . . . .

Financial Statements . . . . . . . . . . . . . . . . . . .

                 THE TRUST AND THE FUND

This Statement of Additional Information relates to Bjurman Micro-Cap Growth Fund (the "Fund"), a separate series of The Bjurman Funds (the "Trust"), an open-end management investment company established on September 26, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest.


            INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in each respective Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund.

Bankers' Acceptances:
Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Banker's Acceptances generally mature within six months.

Certificates of Deposit:
A negotiable interest-bearing instrument with a specific maturity date. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Common Stock:
Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

Preferred Stock:
Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors. Dividends on preferred stock typically are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Fund invests.

Time Deposits:
A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including time deposits.

Loans of Portfolio Securities:
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned;
(3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Illiquid Securities:
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Fund's policy is to limit its investment in illiquid securities to a maximum of 15% of total assets at the time of purchase. The Securities and Exchange Commission (the "SEC") has adopted Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities". The Adviser will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

Repurchase Agreements:
The Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements are considered under the Investment Company Act of 1940, as amended (the "1940 Act") to be collateralized loans by the Fund to the seller, secured by the securities transferred to the Fund. In accordance with requirements under the 1940 Act, repurchase agreements will be fully collateralized by securities in which the Fund may directly invest. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that, in the meantime, the value of the security purchased has decreased, the Fund could experience a loss. No more than 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.

Rule 144A Securities:
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act pursuant to SEC Rule
144A. Those Securities purchased pursuant to Rule 144A are traded among qualified institutional buyers, and are subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in illiquid securities including securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act to no more than 15% of the Fund's net assets (excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees).

Futures:
The Fund may buy and sell futures contracts to manage its exposure to changes in securities prices, as an efficient means of adjusting its overall exposure to certain markets, in an effort to enhance income, and to protect the value of portfolio securities. The Fund will not use futures contracts to leverage its assets. Futures contracts deposits may not exceed 5% of the Fund's assets (determined at the time of the transaction) and the Fund's total investment in futures contracts may not exceed 20% of the Fund's total assets.

Other Investments:
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                  INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act)of the Fund. Unless otherwise indicated, all percentage limitations listed below apply at the time of the transaction only. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

The Adviser will use "FactSet" computer software to categorize the industries in which the Fund invests ("FactSet Codes"). The FactSet Codes that are assigned may or may not correspond to the Standard Industry Codes ("SIC Codes"); however, the Adviser feels that the differences are not substantial enough to effect the percentage of asset restrictions above. In most cases the SIC Codes will match the FactSet Codes. Except as set forth under "INVESTMENT OBJECTIVE" and "INVESTMENT POLICIES and STRATEGIES" and "RISK FACTORS" in the
Prospectus, the Fund may not:

     1. Purchase securities of any one issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 15% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

     2. Purchase any security if, as a result of the purchase, 15% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     3. Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of one-third of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to one-third of the value of its net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions;

     5. Make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

     6. Engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities; or

     7. Purchase or sell real estate, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The following investment limitations are not fundamental and may be changed without shareholder approval. The Fund does not currently intend to:

   (i) Engage in uncovered short sales of securities or maintain a short position;

   (ii) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

   (iii) Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder;

   (iv) Invest in companies for the purpose of exercising control or management;

   (v) Invest in oil, gas or mineral exploration or development programs or leases, except that direct investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition; and

   (vi) Invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock exchanges, except warrants acquired as a result of its holdings of common stocks.

          INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser
George D. Bjurman & Associates serves as the Fund's investment adviser and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1970 and is wholly-owned by senior associates and the Bjurman family. G. Andrew Bjurman and O. Thomas Barry, III own 40% and 20%, respectively, of the Adviser and as a result may be deemed to be "control persons" of the Adviser. As of June 30, 1998, the
Adviser had approximately $1.5 billion in assets under management.

Investment Advisory Agreement
The Fund and the Adviser have entered into an investment advisory agreement for a two-year period (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Adviser shall furnish advice to the Fund with respect to its investments and shall determine what securities shall be purchased or sold by the Fund. The Prospectus describes the Adviser's duties, compensation and the allocation of expenses between the Fund and the Adviser.

The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of the Adviser's willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60-days' written notice to the Adviser.

For providing investment advisory services, the Fund pays the Adviser a monthly fee of one twelfth of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee and reimburse expenses to the extent that the Fund's total operating expenses, inclusive of distribution expenses, exceed 1.80% of the Fund's average daily net assets. For the fiscal year ended March
31, 1998, advisory fees of $21,878 were waived by the Adviser and the Adviser reimbursed the Fund $209,641. Absent such waivers and reimbursements, the total operating expenses of the Fund would have been 13.35% of the Fund's average daily net assets.

Administrator
First Data Investor Services Group, Inc., 3200 Horizon Drive,
P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903 (the
"Administrator") provides certain administrative services to the Fund pursuant to an Administration Agreement.

Under the Administration Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

Pursuant to the Administration Agreement, the Administrator receives a fee computed at the annual rate of 0.15% of the first $50 million of total average daily net assets; 0.10% of the next $50 million of total average daily net assets; and 0.05% of total net assets in excess of $100 million. The minimum annual fees under the Agreement shall not be less than $55,000 for the initial series' first class of shares and $12,000 for each additional separate series or class thereof.

For the fiscal year ended March 31, 1998, the Fund paid $59,145 as compensation for services performed pursuant to the Administration Agreement.

Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, has been engaged pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

For the services provided to the Trust under the Underwriting Agreement, FPSB is entitled to receive a fee of $25,000 per year for the initial portfolio or class of shares and $2,500 per year for each additional portfolio or class of shares. For the fiscal year ended March 31, 1998, FPSB was paid $25,000 for services provided pursuant to the Underwriting Agreement.

Shares of the Fund are subject to a distribution plan (the
"Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets to reimburse FPSB for expenses incurred in distributing and promoting sales of the Fund. From these amounts, FPSB may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers who assist in the distribution of shares of the Fund or provide services to the Fund's shareholders pursuant to service agreements with the Fund. The Fund intends to operate the Distribution Plan in accordance with its terms and the Conduct
Rules of the National Association of Securities Dealers, Inc.
concerning sales charges. Pursuant to such Rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of shares.

The Distribution Plan will continue in effect from year to year, provided that its continuance is approved at least annually by a vote of the Board of Trustees, including the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of those Trustees that are not interested persons of the Trust or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60-days' written notice to any other party to the Plan and shall terminate automatically in the event of its assignment. The
Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

For the fiscal year ended march 31, 1998, the Fund paid $5,470 for distribution-related expenses pursuant to the Fund's Distribution Plan. Out of that total amount $2,500 was spent on printing and mailing of prospectuses to prospective shareholders and $2,369 was spent as compensation to dealers. No interested person of the Fund or interested Trustee had a direct or indirect financial interest in the operation of the Fund's Distribution Plan.

                   TRUSTEES AND OFFICERS

The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each Trustee who is an "interested person," as that term is defined in the 1940 Act, of the Fund is indicated by an asterisk.

G. Andrew Bjurman and O. Thomas Barry, III share the office of the presidency of the Trust. They are jointly vested in full executive authority under the Trust's By-Laws.



NAME                  AGE   POSITION WITH   PRINCIPAL OCCUPATION
                            FUND

G. Andrew Bjurman/*/  50    Co-President;   Mr. Bjurman joined George D.
George D. Bjurman &         Trustee         Bjurman & Associates when it
Associates                                  was founded in 1970 as Vice
10100 Santa Monica                          President and Portfolio
Boulevard, Suite 1200                       Manager.  At that time he
Los Angeles, CA                             assumed responsibility for the
90067-4103                                  portfolio management of
                                            institutional accounts.  From
                                            1974 to 1978 he acted as
                                            Executive Vice President and
                                            Senior Portfolio Manager.  In
                                            1978 he assumed his present
                                            responsibilities as President
                                            and Chief Executive Officer of
                                            the firm.  He is currently a
                                            member of the Adviser's Investment
                                            Policy Committee. In 1977 he
                                            became both a Chartered
                                            Financial Analyst and a
                                            Chartered Investment Counselor.

O. Thomas Barry, III/*/ 53  Co-President;   Mr. Barry, III, joined the firm
George D. Bjurman &         Trustee         in 1978 as Vice President and
Associates                                  Senior Portfolio Manager.  In
10100 Santa Monica                          1979 he became Executive Vice
Boulevard, Suite 1200                       President and assumed the
Los Angeles, CA                             responsibilities of Director of
90067-4103                                  Research.  He is a member of
                                            the Adviser's Investment Policy
                                            Committee.  In 1982 he became
                                            the Senior Executive Vice
                                            President and in 1985 he also
                                            became Chief Investment Officer.
                                            Prior to joining the firm, Mr.
                                            Barry acted as Senior
                                            Investment Officer and
                                            Portfolio Manager for Security
                                            Pacific National Bank in Los
                                            Angeles and was a member of the
                                            Stock Selection Committee.  In
                                            1977 he became a Chartered
                                            Financial Analyst and in 1978 a
                                            Chartered Investment Counselor.

Donald W. Hudson, Jr.   53   Trustee;       Mr. Hudson has been a Senior
CB Commercial Real           Chairman of    Vice-President of CB Commercial
Estate                       Audit          Real Estate since 1993.  Prior
21700 Oxnard Street          Committee      to that Mr. Hudson was
Suite 200                                   Associate Vice President of
Woodland Hills, CA                          Cushman Realty, a commercial
91367                                       real estate firm.


Joseph E. Maiolo       60    Trustee        Mr. Maiolo is an industrial real
INCO Commercial                             estate broker/developer.  He is
Brokerage                                   a principal of INCO Commercial
14700 Firestone                             Brokerage, Joseph E. Maiolo &
Boulevard, #111                             Associates, Inc. and Penta Pacific
La Mirada, CA                               Properties, Los Angeles.
90638

William Wallace       51    Trustee         Mr. Wallace is involved in
Wallace Properties                          residential real estate.  He is
5288 South Franklin                         Vice President of Wallace
Circle                                      Properties.
Greenwood Village, CO
80121

                    COMPENSATION TABLE
                   Trustees and Officers


          Aggregate Compensation                 Total Compensation
         from Trust for Fiscal Year Ending     From Trust and Fund Complex
                     3/31/98                        Paid to Trustees /1/


Joseph E. Maiolo        $4,500                          $3,375
Donald W. Hudson, Jr.   $4,500                          $3,375
William Wallace         $4,500                          $3,375
G. Andrew Bjurman/*/    $    0                          $    0
O. Thomas Barry, III/*/ $    0                          $    0

* This Trustee is considered an "Interested Person" of the Trust as defined under the 1940 Act.

/1/      This amount represents the aggregate amount of
compensation paid to the Trustees for service on the Board of
Trustees for the calendar year ended December 31, 1997.   There are no
other funds in the Fund Complex.

No officer or Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Adviser a fee of $4,500 per year, and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings.

                  PRINCIPAL SHAREHOLDERS

As of July 1, 1998, the Trustees and officers, as a group, beneficially owned 10,179 shares (2.7%) of the Fund.

As of July 1, 1998, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund:

     Name & Address                                   Percentage
     Charles Schwab & Company, Inc. /*/ /1/             42.0%
     FBO Customers San Francisco, CA

     Donaldson Lufkin & Jenrette /2/                     6.9%
     Jersey City, NJ

* Person deemed to control the Fund within the meaning of the 1940 Act.

/1/ Charles Schwab & Co., Inc. is a discount broker-dealer acting as a nominee for registered investment advisers whose clients have purchased shares of the Fund and also holds shares for the benefit of its clients.

/2/ Donaldson Lufkin & Jenrette Securities Corporation is a broker-dealer holding shares for the benefit of its clients.

                      NET ASSET VALUE

The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares outstanding.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                           TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities. Paul, Hastings, Janofsky and Walker, LLP, legal counsel to the Fund, has expressed no opinion in respect thereof. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax.

Federal Income Tax
The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended ("the Code"), court decisions and published administrative materials from the Internal Revenue Service and as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund has qualified and intends to continue to qualify and as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code.
By doing so, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The
Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

In the case of corporate shareholders, distributions from the Fund may qualify for the corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. Availability of the dividends-received deduction is subject to certain holding period and debt-financing limitations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to the recipient shareholders as a long-term capital gain, without regard to the length of time a shareholder has held Fund shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the preceding paragraph.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received with respect to such shares.

In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, distributions from the Fund (to the extent of its current and accumulated "earnings and profits") generally would be eligible for the corporate dividends-received deduction for corporate shareholders.

     PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Fund does not have an obligation to place orders with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best execution taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, the Adviser's past experience in placing orders through the firm, and the firm's research capabilities. While the Adviser generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available for a particular transaction.

For the fiscal year ended March 31, 1998, the Fund incurred total brokerage commissions of $15,069.

The Fund and the Adviser may direct portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the commissions or spreads on the transactions are reasonable in relation to the value of the investment information provided. Among such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on companies and industries. Such research provides lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities. The Adviser may use these services in connection with all of its investment activities, and some services obtained in connection with the Fund's transactions may be used in connection with other investment advisory clients of the Adviser, including other mutual funds and other series of the Trust, if any.

The Fund may invest in securities that are traded exclusively in the over-the-counter market. The Fund may also purchase securities listed on a national securities exchange through the "third market" (i.e., through markets other than the exchanges on which the securities are listed). When executing transactions in the over-the-counter market or the third market, the Adviser will seek to execute transactions through brokers or dealers that, in the Adviser's opinion, will provide the best overall price and execution so that the resultant price to the Fund is as favorable as possible under prevailing market conditions.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

It is possible that purchases or sales of securities for the Fund also may be considered for other clients of the Adviser or its affiliates, including the other series of the Trust, if any. Any transactions in such securities at or about the same time will be allocated among the Fund and such other clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and the other clients' accounts, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to the Fund.

                  PERFORMANCE INFORMATION

In General
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculation
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         Average Annual Total Return = P (1 + T)n = ERV

Where: ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P    = hypothetical initial payment of $1,000.

                    n    = period covered by the computation, expressed
in terms of years.

                    T    = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total Return =  [ (ERV/P)  - 1 ]

   Where:    ERV  = ending redeemable value at the end of the period
             covered by the computation of   a hypothetical $1,000
             payment made at the beginning of the period.

             P    = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Based upon the foregoing calculations, the average annual total return for the Bjurman Micro-Cap Growth Fund for the fiscal year ended March 31, 1998 was 70.17%.

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                     OTHER INFORMATION

Limitation of Trustees' Liability
The Trust Instrument provides that a Trustee shall be personally liable only to the Trust for any act, omission or obligation of the Trust or Trustee. A Trustee will not be liable for any act or omission of any officer, employee, agent or investment adviser of the Trust. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. All Trustee's liability is further subject to the limitations imposed by the 1940 Act.

Independent Accountants
Deloitte & Touche LLP, 1000 Wilshire Boulevard, Los Angeles,
California, 90017-2472, has been selected as the independent accountants for the Fund. Deloitte & Touche LLP provides audit and tax services. The books of the Fund will be audited at least once a year by Deloitte & Touche LLP.

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent accountants. Inquiries regarding the Fund may be directed to First Data Investor Services Group, Inc. at (800)
227-7264.

                    FINANCIAL STATEMENTS

The Fund's audited annual financial statements, including the notes thereto, dated March 31, 1998, are incorporated by reference from the Fund's March 31, 1998 Annual Report to Shareholders.

                               The Bjurman Funds

                                   Form N-1A



Part C.  Other Information

Item 24.   Financial Statements and Exhibits.

(a)   Financial Statements.
     Included in Part A: Audited Financial Highlights, dated March 31, 1998 filed herewith electronically.
     Included in Part B:
     Incorporated by reference to Part B hereof:

The audited financial statements and related notes thereto as well as the auditors report thereon for the fiscal year ended March 31, 1998 are incorporated by reference to the Annual Report to Shareholders as filed with the Securities and Exchange Commission on May 29, 1998 pursuant to Rule 30b2-1 of the Investment Company Act of 1940, as amended.

     Incorporated by reference in Part B to the Annual Report dated
     March 31, 1998:
        (1)  Schedule of Portfolio Investments at March 31, 1998(audited).
        (2)  Statement of Assets and Liabilities at March 31, 1998
             (audited).
        (3) Statement of Operations for the year ended March 31, 1998 (audited).
        (4) Statement of Changes in Net Assets for the year ended March 31, 1998 (audited).
        (5)  Financial Highlights (audited).
        (6)  Notes to Financial Statements.

(b)   Exhibits:

Exhibits filed pursuant to Form N-1A:
        (1) (a) Trust Instrument is incorporated by reference to Exhibit Number (1) of Registration Statement No.333-16033 filed on November 13, 1996.
             (b) Certificate of Amendment of Certificate of Trust dated February 11, 1997 filed herewith electronically.

        (2) By-Laws are incorporated by reference to Exhibit Number (2) of Registration Statement No.333-16033 filed on November 13, 1996. Revised By-Laws reflecting Trust name change are incorporated by reference to Exhibit Number
             (2) of Pre-Effective Amendment 1 filed on March 13, 1997.

        (3)  Voting Trust Agreement -- None

        (4)  All Instruments Defining the Rights of Holders--None

        (5) Investment Advisory Contracts --Incorporated by reference to Exhibit Number (5) of Pre-Effective
             Amendment 1 filed on March 13, 1997.

        (6) Underwriting Agreement -- Incorporated by reference to Exhibit Number (6) of Pre-Effective Amendment 1 filed on March 13, 1997.

        (7)  Bonus, Profit Sharing, Pension or Other Similar Contracts --
             None

        (8) (a) Custody Agreement - Incorporated by reference to Exhibit 8(a) of Post-Effective Amendment 1 filed on October 30, 1997.

             (b) Custody Administration Agreement-Incorporated by reference to Exhibit Number (8b) of Pre-Effective
             Amendment 1 filed on March 13, 1997.

        (9)  (a)   Transfer Agent Services Agreement  --
             Incorporated by reference to Exhibit Number (9a) of Pre-Effective Amendment 1 filed on March 13,
             1997.

             (b) Administration Agreement --Incorporated by reference to Exhibit Number (9b) of Pre-Effective Amendment 1 filed on March 13, 1997.

             (c) Accounting Services Agreement --Incorporated by reference to Exhibit Number (9c) of Pre-Effective
             Amendment 1 filed on March 13, 1997.

        (10) (a) Opinion and Consent of Heller Ehrman White & McAuliffe regarding the legality of securities issued --Incorporated by reference to Exhibit Number (10a) of Pre-Effective Amendment 1 filed on March 13, 1997.

        (11) Consent of Independent Auditors -- filed herewith electronically

        (12) Financial Statements Omitted from Item 23 -- None

        (13) Agreements or Understandings Made in Consideration for Providing the Initial Capital-- None

        (14) Model Plan -- None

        (15) Plan of Distribution pursuant to Rule 12b-1 --Incorporated by reference to Exhibit Number (15) of Pre-Effective Amendment 1 filed on March 13, 1997.

        (16) Schedule for Computation of Performance Quotations --
             None.

        (17) Financial Data Schedule -- filed herewith electronically.

        (18) Multiple Class Plan pursuant to Rule
             18f-3 with  respect to Multiple Class Shares -- None.

        (19) Trustees' Powers of Attorney -- Filed herewith electronically.

Item 25.     Persons Controlled by or Under Common Control with
             Registrant.
             None.

Item 26.   Number of Holders of Securities

        Title of Class
        Common Stock                      Number of Record Holders
        (Par Value $.001)                 As of July 1, 1998

        Bjurman Micro-Cap Growth Fund              277

Item 27.   Indemnification

Reference is made to Article X of the Registrant's Trust Instrument (previously filed as Exhibit 1 of Registration Statement No.333-16033 filed on November 13, 1996).

 Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and Other Connections of Investment Adviser

George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103 provides investment advisory services to individual and institutional investors, and as of June 30, 1998 had approximately $1.5 billion in assets under management.

For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV for George D. Bjurman & Associates (File #801-06776) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Item 29.   Principal Underwriter

(a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:


                  The Bjurman Funds
                  Focus Trust, Inc.
                  The Govett Funds, Inc.
                  IAA Trust Growth Fund, Inc.
                  IAA Trust Asset Allocation Fund, Inc.
                  IAA Trust Tax Exempt Bond Fund, Inc.
                  IAA Taxable Fixed Income Series Fund, Inc.
                  Matthews International Funds
                  McM Funds
                  Metropolitan West Funds
                  Polynous Trust
                  Smith Breeden Series Fund
                  Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                  The Stratton Funds, Inc.
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend Shares, Inc.
                  Trainer, Wortham First Mutual Funds

 (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:


Name and Principal           Position of Offices with      Position and Offices
Business Address             Distributor                  with Registrant


Kenneth J. Kempf             Director and President              None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903

Lynne M. Cannon              Vice President and                  None
3200 Horizon Drive           Principal
P.O. Box 61503
King of Prussia, PA
19406-0903

Rocky C. Cavalieri           Director and Vice                   None
3200 Horizon Drive           President
P.O. Box 61503
King of Prussia, PA
19406-0903

Gerald J. Holland            Director, Senior Vice               None
3200 Horizon Drive           President and Principal
P.O. Box 61503
King of Prussia, PA
19406-0903

Sandra L. Adams              Assistant Vice President            None
3200 Horizon Drive           and Principal
P.O. Box 61503
King of Prussia, PA
19406-0903

John H. Leven                Treasurer                           None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903

Bruno Di Stefano             Principal                           None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903

Carolyn F. Mead, Esq.        Secretary                           None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903


James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FinDaSub, Inc., the parent of the Underwriter.

(c)   Not Applicable.

Item 30.   Location of Accounts and Records

All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103, except for those maintained by the Fund's Custodian, The Bank of New York, 277 Park Avenue, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O.
Box  61503, King of Prussia, PA 19428.

Item 31.   Management Services

There are no management-related service contracts not discussed in Part A or Part B.


Item 32.   Undertakings

(a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

(d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the __th day of July, 1998.

                                The Bjurman Funds
                                Registrant


                                By: /s/ G. Andrew Bjurman /*/
                                        G. Andrew Bjurman
                                    Co-President and Trustee

                                By: /s/ O. Thomas Barry, III /*/
                                        O. Thomas Barry, III
                                    Co-President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of The Bjurman Funds has been signed below by the following persons in the capacities and on the date indicated.


Signature                      Capacity               Date
/s/ G. Andrew Bjurman          Co-President &         07/  /98
G. Andrew Bjurman              Trustee

/s/ O. Thomas Barry, III       Co-President &         07/  /98
O. Thomas Barry, III           Trustee

/s/ William Wallace            Trustee                07/  /98
William Wallace

/s/ Donald W. Hudson, Jr.      Trustee                07/  /98
Donald W. Hudson, Jr.

/s/ Joseph E. Maiolo           Trustee                07/  /98
Joseph E. Maiolo



/s/ Carolyn F. Mead

/*/By:/s/ Carolyn F. Mead, Esq., as Attorney-in-Fact
     and Agent pursuant to Power of Attorney

                               The Bjurman Funds

                        Index to Exhibits to Form N-1A




Exhibit



1(b)          Certificate of Amendment of Certificate of Trust
19            Trustees' Powers of Attorney
99B(11)(a)    Consent of Independent Auditors
27            Financial Data Schedule